NOTES PAYABLE (Details)	1 Months Ended
	Jun. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Nov. 30, 2024 CNY (¥) agreement	Oct. 31, 2024 CNY (¥) agreement	Jan. 31, 2024 CNY (¥)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
NOTES PAYABLE
Notes payable							¥ 394,285,714	$ 56,382,107		¥ 294,348,768
April 2022 Twelve Month Revolving Loan Facility | Notes Payable to Banks
NOTES PAYABLE
Debt term						12 months
Maximum credit facility amount						¥ 300,000,000
Notes payable							184,285,714			144,348,768
January 2024 Six Months Revolving Loan Facility | Notes Payable to Banks
NOTES PAYABLE
Debt term					6 months
Maximum credit facility amount					¥ 50,000,000
March 2025 Six Months Revolving Loan Facility | Notes Payable to Banks
NOTES PAYABLE
Debt term		6 months
Maximum credit facility amount		¥ 60,000,000							¥ 100,000,000
January 2024 And March 2025 Six Months Revolving Loan Facility | Notes Payable to Banks
NOTES PAYABLE
Notes payable							100,000,000			50,000,000
October 2024 And November 2024 Twelve Months Revolving Loan Facility | Notes Payable to Banks
NOTES PAYABLE
Maximum credit facility amount							200,000,000			100,000,000
Notes payable							80,000,000			¥ 100,000,000
Number of debt arrangements entered | agreement			2	2
October 2024 Twelve Months Revolving Loan Facility | Notes Payable to Banks
NOTES PAYABLE
Debt term				12 months
Maximum credit facility amount				¥ 50,000,000			100,000,000
November 2024 Twelve Months Revolving Loan Facility | Notes Payable to Banks
NOTES PAYABLE
Debt term			12 months
Maximum credit facility amount			¥ 50,000,000				100,000,000
June 2025 Twelve Months Revolving Loan Facility | Notes Payable to Banks
NOTES PAYABLE
Debt term	12 months
Maximum credit facility amount	¥ 30,000,000
Notes payable							¥ 30,000,000